                                                                        December 15, 2010

DREYFUS DIVERSIFIED INTERNATIONAL FUND

Supplement to Prospectus Dated March 1, 2010 As Revised August 1, 2010

The following information supplements and supersedes any contrary information contained in the Prospectus for the above-referenced fund (the “Fund”).

As of the date of this supplement, Dreyfus/The Boston Company Emerging Markets Core Equity Fund has been added as an underlying fund replacing Emerging Markets Opportunity Fund.  The underlying funds and the Fund’s ranges (expressed as a percentage of the Fund’s investable assets) for allocating its assets among the underlying funds as of the date of this supplement were as follows:

Underlying Funds	Ranges
Dreyfus International Equity Fund	0% to 40%
International Stock Fund	0% to 40%
Dreyfus International Value Fund	0% to 40%
Dreyfus/Newton International Equity Fund	0% to 40%
Dreyfus International Small Cap Fund	0% to 20%
Dreyfus/The Boston Company Emerging Markets Core Equity Fund	0% to 20%
Dreyfus Emerging Asia Fund	0% to 10%
Dreyfus Emerging Markets Fund	0% to 10%

The underlying funds have been selected for investment over longer time periods, but may be changed without shareholder approval or prior notice.  A portion of the Fund’s portfolio will be held in cash due to purchase and redemption activity and other short term cash needs.  The Dreyfus Investment Committee will rebalance the Fund’s investments in the underlying funds at least annually, but may do so more often in response to market conditions.  Any changes to the underlying funds or ranges may be implemented over a reasonable period of time so as to minimize disruptive effects and added costs to the underlying funds.  The Dreyfus Investment Committee has the discretion to change the underlying funds as well as add additional funds when the committee deems it necessary.  To the extent an underlying fund offers multiple classes of shares, the Fund will purchase shares of the class with the lowest expense ratio and without a sales load.

The Fund will not invest more than 25% of its investable assets in the aggregate in Dreyfus Emerging Asia Fund, Dreyfus Emerging Markets Fund and Dreyfus/The Boston Company Emerging Markets Core Equity Fund.

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New Underlying Fund

Description of Dreyfus/The Boston Company Emerging Markets Core Equity Fund

The fund seeks long-term growth of capital. This objective may be changed by the fund’s board, upon 60 days prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its assets in equity securities of companies that are located in foreign countries represented in the Morgan Stanley Capital International Emerging Markets (MSCI EM) Index. The MSCI EM Index is a market-capitalization-weighted index designed to measure the equity performance of emerging market countries in Europe, Latin America and the Pacific Basin. The fund’s equity investments may include common stocks, preferred stocks, convertible securities and warrants, including those purchased in initial public offerings (IPOs) or shortly thereafter. The fund may also invest in exchange traded funds (ETFs) and similar structured pooled investments in order to provide exposure to certain equity markets.

The fund intends to invest in a broad range of countries and will invest generally in a minimum of five different countries. However, the fund is not required to invest in every country represented in, or to match the country weightings of, the MSCI EM Index. The fund may invest up to 20% of its net assets in fixed-income securities and may invest in preferred stocks of any credit quality if common stocks of the relevant company are not available. The fund may invest in fixed-income securities of any credit quality, maturity or duration, but will not invest more than 5% of its assets in securities rated below investment grade at the time of investment.

The fund employs a bottom-up investment approach which emphasizes individual stock selection for the fund.

•   Stock selection—The portfolio managers use proprietary quantitative models and fundamental analysis to seek to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts. The portfolio managers’ quantitative models combine relative value characteristics (such as price/earnings ratios, price/book ratios and earnings value) and relative growth characteristics (estimated trends and revision ratios) to create a relative attractiveness score for each stock within a sector. The portfolio managers’ fundamental analysis includes reviewing the more attractively ranked stocks to verify the accuracy of the quantitative ranking and to judge the sustainability of a company’s business momentum by analyzing the company’s financial statements and meeting with management, suppliers, customers and competitors.

•   Country allocations—The portfolio managers generally seek to allocate country weights in accordance with the MSCI EM Index, but deviations from the MSCI EM Index weightings may occur.

•   Sector and industry allocations—The portfolio managers use the sector and industry allocation of the MSCI EM Index as a guide, but allocations may differ from those of the MSCI EM Index.

The fund’s stock selection process is designed to produce a diversified portfolio that, relative to the MSCI EM Index, frequently has a below-average price/earnings ratio and an above-average earnings growth trend.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates) and forward contracts, as a substitute for investing directly in an underlying asset or currency, to increase returns, to manage currency risk, or as part of a hedging strategy.

The Fund’s investment adviser is The Dreyfus Corporation.

•   Exchange-traded fund (ETF) risk.  ETFs in which the fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF.  Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

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                                                                        December 15, 2010

DREYFUS SATELLITE ALPHA FUND

Supplement to Prospectus Dated March 1, 2010 As Revised August 1, 2010

The following information supplements and supersedes any contrary information contained in the Prospectus for the above-referenced fund (the “Fund”).

As of the date of this supplement, Dreyfus/The Boston Company Emerging Markets Core Equity Fund and Dreyfus Emerging Markets Fund have been added as underlying funds replacing Emerging Markets Opportunity Fund.  The underlying funds and the Fund’s ranges (expressed as a percentage of the Fund’s investable assets) for allocating its assets among the underlying funds as of the date of this supplement were as follows:

Underlying Funds	Ranges
Dreyfus Global Absolute Return Fund	0% to 35%
Dreyfus Inflation Adjusted Securities Fund	0% to 35%
Dreyfus International Bond Fund	0% to 35%
Dreyfus Global Real Estate Securities Fund	0% to 35%
Dreyfus Natural Resources Fund	0% to 35%
Dreyfus Emerging Markets Debt Local Currency Fund	0% to 35%
Dreyfus/The Boston Company Emerging Markets Core Equity Fund	0% to 35%
Dreyfus Emerging Markets Fund	0% to 35%

The underlying funds have been selected for investment over longer time periods, but may be changed without shareholder approval or prior notice.  A portion of the Fund’s portfolio will be held in cash due to purchase and redemption activity and other short term cash needs.  The Dreyfus Investment Committee will rebalance the Fund’s investments in the underlying funds at least annually, but may do so more often in response to market conditions.  Any changes to the underlying funds or ranges may be implemented over a reasonable period of time so as to minimize disruptive effects and added costs to the underlying funds.  The Dreyfus Investment Committee has the discretion to change the underlying funds as well as add additional funds when the committee deems it necessary.  To the extent an underlying fund offers multiple classes of shares, the Fund will purchase shares of the class with the lowest expense ratio and without a sales load.

The Fund will not invest more than 25% of its investable assets in the aggregate in Dreyfus Emerging Markets Fund and Dreyfus/The Boston Company Emerging Markets Core Equity Fund.

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New Underlying Funds

Description of Dreyfus/The Boston Company Emerging Markets Core Equity Fund

The fund seeks long-term growth of capital. This objective may be changed by the fund’s board upon 60 days prior notice to shareholders.  To pursue its goal, the fund normally invests at least 80% of its assets in equity securities of companies that are located in foreign countries represented in the Morgan Stanley Capital International Emerging Markets (MSCI EM) Index. The MSCI EM Index is a market-capitalization-weighted index designed to measure the equity performance of  emerging market countries in Europe, Latin America and the Pacific Basin. The fund’s equity investments may include common stocks, preferred stocks, convertible securities and warrants, including those purchased in initial public offerings (IPOs) or shortly thereafter. The fund may also invest in exchange traded funds (ETFs) and similar structured pooled investments in order to provide exposure to certain equity markets.

The fund intends to invest in a broad range of countries and will invest generally in a minimum of five different countries. However, the fund is not required to invest in every country represented in, or to match the country weightings of, the MSCI EM Index. The fund may invest up to 20% of its net assets in fixed-income securities and may invest in preferred stocks of any credit quality if common stocks of the relevant company are not available. The fund may invest in fixed-income securities of any credit quality, maturity or duration, but will not invest more than 5% of its assets in securities rated below investment grade at the time of investment.

The fund employs a bottom-up investment approach which emphasizes individual stock selection for the fund.

•   Stock selection—The portfolio managers use proprietary quantitative models and fundamental analysis to seek to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts. The portfolio managers’ quantitative models combine relative value characteristics (such as price/earnings ratios, price/book ratios and earnings value) and relative growth characteristics (estimated trends and revision ratios) to create a relative attractiveness score for each stock within a sector. The portfolio managers’ fundamental analysis includes reviewing the more attractively ranked stocks to verify the accuracy of the quantitative ranking and to judge the sustainability of a company’s business momentum by analyzing the company’s financial statements and meeting with management, suppliers, customers and competitors.

•   Country allocations—The portfolio managers generally seek to allocate country weights in accordance with the MSCI EM Index, but deviations from the MSCI EM Index weightings may occur.

•   Sector and industry allocations—The portfolio managers use the sector and industry allocation of the MSCI EM Index as a guide, but allocations may differ from those of the MSCI EM Index.

The fund’s stock selection process is designed to produce a diversified portfolio that, relative to the MSCI EM Index, frequently has a below-average price/earnings ratio and an above-average earnings growth trend.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates) and forward contracts, as a substitute for investing directly in an underlying asset or currency, to increase returns, to manage currency risk, or as part of a hedging strategy.

The fund’s investment adviser is The Dreyfus Corporation.

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Description of Dreyfus Emerging Markets Fund

The fund seeks long-term capital growth. To pursue this goal, the fund normally invests at least 80% of its assets in the stocks of companies organized, or with a majority of assets or business, in emerging market countries. Normally, the fund will not invest more than 25% of its total assets in the securities of companies in any one emerging market country. The fund’s stock investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings (IPOs) or shortly thereafter.

In selecting stocks, the portfolio manager identifies potential investments through extensive quantitative and fundamental research using a value-oriented, research-driven approach. Emphasizing individual stock selection rather than economic and industry trends, the fund focuses on three key factors:

•   value, or how a stock is valued relative to its intrinsic worth based on traditional value measures

•   business health, or overall efficiency and profitability as measured by return on assets and return on equity

•    business momentum, or the presence of a catalyst (such as corporate restructuring, change in management or spin-off) that potentially will trigger a price increase near term or midterm

The fund considers emerging market countries to be generally all countries represented by the Morgan Stanley Capital International Emerging Markets (MSCI EM) Index. The MSCI EM Index is a market-capitalization-weighted index designed to measure the equity performance of emerging market countries in Europe, Latin America and the Pacific Basin.

The fund typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the portfolio manager’s expectations.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies) and forward contracts as a substitute for investing directly in an underlying asset or currency, to increase returns, or as part of a hedging strategy. The fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund

The fund’s investment adviser is The Dreyfus Corporation.

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